Financial Risk and Fair Value Disclosures - Assets and Liabilities Not Recorded at Fair Value on a Recurring Basis But for Which Fair Value is Disclosed (Detail) - TWD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	$ 38,359,352	$ 28,184,687
Long-term loans (current portion included)	22,883,344	19,279,342
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	38,367,168	28,346,985
Long-term loans (current portion included)	22,883,344	19,279,342
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	32,827,211	22,916,330
Long-term loans (current portion included)	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	5,539,957	5,430,655
Long-term loans (current portion included)	22,883,344	19,279,342
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	0	0
Long-term loans (current portion included)	$ 0	$ 0